SCHEDULE OF INVESTMENTS

Ivy LaSalle Global Real Estate Fund (in thousands)	DECEMBER 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia
Real Estate – 1.8%
Dexus	128	$1,051
GPT Group	200	786
Scentre Group	289	777
		2,614

Total Australia - 1.8%		$2,614

Belgium
Real Estate – 0.8%
Aedifica S.A.	2	269
Shurgard Self Storage Europe S.a.r.l.	24	908
		1,177

Total Belgium - 0.8%		$1,177

Canada
Real Estate – 2.5%
Boardwalk	18	653
Canadian Apartment Properties REIT	19	793
Chartwell Retirement Residences	43	455
Cominar Real Estate Investment Trust	52	565
First Capital REIT	54	853
H&R Real Estate Investment Trust	27	445
		3,764

Total Canada - 2.5%		$3,764

France
Real Estate – 3.0%
Gecina	17	3,011
Unibail-Rodamco-Westfield	8	1,219
		4,230

Total France - 3.0%		$4,230

Germany
Real Estate – 5.0%
Deutsche Wohnen AG	48	1,944
Vonovia SE	95	5,113
		7,057

Total Germany - 5.0%		$7,057

Hong Kong
Real Estate – 9.5%
Hang Lung Properties Ltd.	641	1,408
Henderson Land Development Co. Ltd.	323	1,584
Link (The)	128	1,355
New World Development Co. Ltd.	1,617	2,216
Sun Hung Kai Properties Ltd.	137	2,100
Swire Properties Ltd.	1,418	4,705
		13,368

Total Hong Kong - 9.5%		$13,368

Ireland
Real Estate – 1.2%
Hibernia REIT plc	691	1,093
Irish Residential Properties REIT plc	300	536
		1,629

Total Ireland - 1.2%		$1,629

Japan
Real Estate – 12.2%
Daibiru Corp.	63	751
Global One Corp.	—*	471
Heiwa Real Estate Co. Ltd.	20	543
Ichigo Hotel Investment Corp.	—*	383
ITOCHU Advance Logistics Investment Corp.	—*	521
Japan Excellent, Inc.	1	1,034
Japan Real Estate Investment Corp.	—*	1,114
Keihanshin Building Co. Ltd.	44	571
Kenedix Office Investment Corp.	—*	1,188
Mitsubishi Estate Co. Ltd.	212	4,047
Mitsui Fudosan Co. Ltd.	181	4,402
Nippon Healthcare Investment Corp.	—*	263
Nomura Real Estate Holdings, Inc.	26	630
Sankei Real Estate, Inc.	1	690
Star Asia Investment Corp.	—*	438
Starts Proceed Investment Corp.	—*	270
		17,316

Total Japan - 12.2%		$17,316

Netherlands
Real Estate – 0.3%
NSI N.V.	9	461

Total Netherlands - 0.3%		$461

Norway
Real Estate – 1.4%
Entra ASA	123	2,036

Total Norway - 1.4%		$2,036

Singapore
Real Estate – 0.9%
CapitaLand Ltd.	476	1,316

Total Singapore - 0.9%		$1,316

Spain
Real Estate – 1.4%
Lar Espana Real Estate Socimi S.A.	26	204
Merlin Properties Socimi S.A.	116	1,661
		1,865

Total Spain - 1.4%		$1,865

United Kingdom
Real Estate – 6.0%
Big Yellow Group plc	60	957
Derwent London plc	26	1,368
Grainger plc	295	1,223
Great Portland Estates plc	100	1,137
Land Securities Group plc	134	1,762
RDI REIT plc	62	107
SEGRO plc	157	1,863
		8,417

Total United Kingdom - 6.0%		$8,417

United States
Communication Services – 2.2%
SBA Communications Corp.	13	3,075

Real Estate – 50.8%
Agree Realty Corp.	14	962

Alexandria Real Estate Equities, Inc.	15	2,453
American Campus Communities, Inc.	54	2,550
AvalonBay Communities, Inc.	27	5,759
Boston Properties, Inc.	24	3,283
CubeSmart	87	2,737
Digital Realty Trust, Inc.	20	2,391
Duke Realty Corp.	82	2,846
Equity Residential	50	4,064
Federal Realty Investment Trust	10	1,252
First Industrial Realty Trust, Inc.	53	2,210
Healthcare Trust of America, Inc., Class A	83	2,511
Highwoods Properties, Inc.	39	1,898
Invitation Homes, Inc.	142	4,241
National Health Investors, Inc.	9	702
National Retail Properties, Inc.	27	1,453
Park Hotels & Resorts, Inc.	41	1,048
Pebblebrook Hotel Trust	49	1,327
ProLogis, Inc.	34	3,042
Public Storage, Inc.	19	4,029
Realty Income Corp.	12	875
Regency Centers Corp.	40	2,525
Simon Property Group, Inc.	27	4,026
SL Green Realty Corp.	15	1,384
Sunstone Hotel Investors, Inc.	92	1,282
Taubman Centers, Inc.	12	376
Ventas, Inc.	22	1,251
VICI Properties, Inc.	111	2,843
Vornado Realty Trust	39	2,589
Welltower, Inc.	50	4,087
		71,996

Total United States - 53.0%		$75,071

TOTAL COMMON STOCKS – 99.0%		$140,321
(Cost: $123,632)

SHORT-TERM SECURITIES	Shares

Money Market Funds (A) – 0.2%
State Street Institutional U.S. Government Money Market Fund - Premier Class
1.550%	278	278

TOTAL SHORT-TERM SECURITIES – 0.2%		$278
(Cost: $278)

TOTAL INVESTMENT SECURITIES – 99.2%		$140,599
(Cost: $123,910)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		1,159

NET ASSETS – 100.0%		$141,758

Notes to Schedule of Investments

* Not shown due to rounding.

(A) Rate shown is the annualized 7-day yield at December 31, 2019.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$3,075	$—	$—
Real Estate	112,080	25,166	—
Total Common Stocks	$115,155	$25,166	$—
Short-Term Securities	278	—	—
Total	$115,433	$25,166	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$123,910

Gross unrealized appreciation	18,491

Gross unrealized depreciation	(1,802)

Net unrealized appreciation	$16,689